Debt and Interest Expense - Debt Activity Table (details) (USD $) In Thousands, unless otherwise specified						12 Months Ended							12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Western Gas Partners [Member]	Dec. 31, 2011 Western Gas Partners [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Western Gas Partners [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Western Gas Partners [Member]	Dec. 31, 2012 Swingline [Member] Revolving Credit Facility [Member] Western Gas Partners [Member]	Dec. 31, 2012 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]	Dec. 31, 2013 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]	Dec. 31, 2012 Note Payable To Anadarko [Member] Western Gas Partners [Member]	Dec. 31, 2013 Senior Notes 2 Point 6 Percent Due 2018 [Member] Western Gas Partners [Member]
Debt Instrument [Line Items]
Beginning Balance	$ 1,418,169	[1]	$ 1,168,278	[1]	$ 669,178							$ 673,278		$ 0
Borrowings								710,000	374,000	20,000	670,000			250,000
Repayments								(710,000)	(374,000)	(20,000)			(175,000)
Other						(109)	4,100
Ending Balance	$ 1,418,169	[1]	$ 1,168,278	[1]	$ 669,178						$ 673,617	$ 673,278		$ 249,718

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.